EXPLORATION AND EVALUATION EXPENSES	12 Months Ended
Dec. 31, 2021
EXPLORATION AND EVALUATION EXPENSES.
EXPLORATION AND EVALUATION EXPENSES

19.     EXPLORATION AND EVALUATION EXPENSES

	2021	2020
Salaries and employee benefits	$2,660	$2,223
Raw materials and consumables	1,923	892
Professional fees	5,474	4,411
Office and other expenses	2,746	2,724
Share-based compensation	160	120
Total exploration and evaluation expenses	$12,963	$10,370